Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events
Subsequent Events

14. Subsequent Events

The Company completed an evaluation of the impact of subsequent events through May 15, 2017, the date these financial statements were issued.

Merger Agreement

On February 8, 2017, the Company announced that it had entered into a binding agreement of terms (the “Agreement”) to merge with Napo Pharmaceuticals, Inc., the Company’s former parent. The transaction was approved by the unanimous vote of independent and disinterested members of each of Jaguar’s and Napo’s Board of Directors. Napo will operate as a wholly-owned subsidiary of Jaguar, focused on human health. The binding financial terms of the merger include a 3-to-1 Napo-to-Jaguar value ratio to calculate the relative ownership of the combined entity. As of January 31, 2017, Napo owned approximately 19% of Jaguar’s outstanding shares of common stock. The Agreement sets forth the financial terms of the merger and customary conditions to closing, which include but are not limited to completion of due diligence, receipt of a fairness opinion, and stockholder and other approvals. Additionally, the financial terms of the merger and conditions to closing include provisions that (i) Napo’s secured convertible debt shall not exceed $11.3 million and its unsecured debt shall not exceed $6.2 million, and (ii) a third party will invest $3.0 million in the Company for approximately four million shares of newly issued common stock of the Company with the investment proceeds loaned to Napo immediately prior to the consummation of the merger. The Agreement also provides that if the merger fails to close for any reason on or prior to July 31, 2017, other than as a result directly or indirectly of (x) lack of stockholder approval by either party or (y) Napo (i) failing to perform in accordance with the terms and conditions of the Agreement or (ii) failing to abide by or breaching the provisions or representations, warranties and covenants of the Agreement or the merger documents, then, on or before the close of business on August 7, 2017, the Company will be required to issue 2,000,000 shares of its restricted common stock to Napo.  On April 18, 2017, the Company filed the preliminary registration statement Form S-4 with the Securities and Exchange Commission for the acquisition of Napo through a merger.

CSPA

 On May 11 and 12, 2017, pursuant to the CSPA, the Company sold an additional 16,480 shares of the Company’s common stock in exchange for $12,629 of cash proceeds.

14. Subsequent Events

        The Company completed an evaluation of the impact of subsequent events through February 15, 2017, the date these financial statements were issued.

Commercializaton Agreement

        On January 27, 2017, the Company announced it entered into a licensing, development, co-promotion and commercialization agreement with Elanco US Inc. ("Elanco") to license, develop and commercialize Canalevia, a Company drug product candidate under investigation for treatment of acute and chemotherapy-induced diarrhea in dogs, and other drug product formulations of crofelemer for treatment of gastrointestinal diseases, conditions and symptoms in cats and other companion animals (collectively, the "Licensed Products"). The Elanco Agreement grants Elanco exclusive global rights to Canalevia, a product whose active pharmaceutical ingredient is sustainably isolated and purified from the Croton lechleri tree, for use in companion animals. Pursuant to the Elanco Agreement, Elanco will have exclusive rights globally outside the U.S. and co-exclusive rights with the Company in the U.S. to direct all marketing, advertising, promotion, launch and sales activities related to the Licensed Products.

        Under the terms of the Elanco Agreement, the Company received a $1.5 million upfront payment and will receive additional payments upon achievement of certain development, regulatory and sales milestones in an aggregate amount of up to $61.0 million payable throughout the term of the Elanco Agreement, as well as product development expense reimbursement, and royalty payments on global sales. The Elanco Agreement specifies that the Company will supply the Licensed Products to Elanco, and that the parties will agree to set a minimum sales requirement that Elanco must meet to maintain exclusivity. The Elanco Agreement also contains provisions regarding payment terms, confidentiality and indemnification, as well as other customary provisions. Elanco will also reimburse the Company for Canalevia-related expenses, including reimbursement for Canalevia-related expenses in Q4 2016, certain development and regulatory expenses related to the Company's planned target animal safety study and the completion of the Company's field study of Canalevia for acute diarrhea in dogs.

2015 Convertible Notes Payable

        On January 31, 2017, the Company entered into an amendment to extend the due date of the $150,000 convertible note payable from January 31, 2017 to January 1, 2018. In exchange for the extension of the maturity date, on January 31, 2017, the Company's board of directors granted the convertible note holder a warrant to purchase 370,916 shares of the Company's common stock for $0.51 per share. The warrant is exercisable at any time on or before January 31, 2019, the expiration date of the warrant.

Merger Agreement

        On February 8, 2017, the Company announced that it had entered into a binding agreement of terms (the "Agreement") to merge with Napo Pharmaceuticals, Inc., the Company's former parent. The transaction was approved by the unanimous vote of independent and disinterested members of each of Jaguar's and Napo's Board of Directors. Napo will operate as a wholly-owned subsidiary of Jaguar, focused on human health. The binding financial terms of the merger include a 3-to-1 Napo-to-Jaguar value ratio to calculate the relative ownership of the combined entity. As of January 31, 2017, Napo owned approximately 19% of Jaguar's outstanding shares of common stock. The Agreement sets forth the financial terms of the merger and customary conditions to closing, which include but are not limited to completion of due diligence, receipt of a fairness opinion, and stockholder and other approvals. Additionally, the financial terms of the merger and conditions to closing include provisions that (i) Napo's secured convertible debt shall not exceed $10.0 million and its unsecured debt shall not exceed $3.0 million, and (ii) a third party will invest $3.0 million in the Company for approximately four million shares of newly issued common stock of the Company with the investment proceeds loaned to Napo immediately prior to the consummation of the merger. The Agreement also provides that if the merger fails to close for any reason on or prior to July 31, 2017, other than as a result directly or indirectly of (x) lack of stockholder approval by either party or (y) Napo (i) failing to perform in accordance with the terms and conditions of the Agreement or (ii) failing to abide by or breaching the provisions or representations, warranties and covenants of the Agreement or the merger documents, then, on or before the close of business on August 7, 2017, the Company will be required to issue 2,000,000 shares of its restricted common stock to Napo.